UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

TS&W/Claymore Tax-Advantaged Balanced Fund

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount		Optional Call Provisions	Value
	Long-Term Municipal Bonds — 78.0%
	Arizona — 4.1%
$2,000,000	Arizona Water Infrastructure Finance Authority
	Revenue, Series 2006 A, AAA, Aaa
	5.000%, 10/1/2025	10/1/16 @ 100	$2,110,380
3,300,000	Maricopa County Industrial Development Authority Health Facilities
	Revenue, Catholic HealthCare West-A, A-, A3
	5.375%, 7/1/2023	7/1/14 @ 100	3,441,471
4,500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue
	Reference Public Service Co-A-RMK, BBB, Baa2
	5.750%, 11/1/2022	5/12/06 @ 101	4,550,310

			10,102,161

	California — 15.1%
3,500,000	California State Public Works Board
	Regents of the University of California, Series 2005 D, AAA, NR
	5.000%, 5/1/2030 (AMBAC)	5/1/15 @ 100	3,639,755
5,000,000	California Statewide Communities Development Authority Revenue
	Bentley School, NR, NR
	6.750%, 7/1/2032	7/1/10 @ 103	5,435,250
2,250,000	California Statewide Communities Development Authority Revenue
	Sub-Wildwood Elementary School, NR, NR
	7.000%, 11/1/2029	11/1/09 @ 102	2,406,712
1,080,000	Eastern California Municipal Water District Community Facilities
	Special Tax Improvement Area 2-Sheffield/Rancho, NR, NR
	5.875%, 9/1/2034	9/1/06 @ 102	1,104,408
3,595,000	Golden State Tobacco Securitization Corp., California
	Tobacco Settlement Revenue Enhanced Asset-Backed, Series A, AAA, A3
	5.000%, 6/1/2038 (FGIC)	6/1/15 @ 100	3,690,519
2,530,000	Lincoln Improvement Board Act 1915
	Public Finance Authority - Twelve Bridges, NR, NR
	6.200%, 9/2/2025	9/2/09 @ 102	2,664,824
2,010,000	Madera California Public Financing Authority Water &
	Wastewater Revenue, AAA, NR
	5.000%, 3/1/2036 (MBIA)	3/1/16 @ 100	2,094,500
	Murrieta Valley Unified School District, Special Tax
	Community Facilities District No. 2000-2, NR, NR
1,625,000	6.300%, 9/1/2024	3/1/12 @ 101	1,757,437
2,505,000	6.375%, 9/1/2032	3/1/12 @ 101	2,703,446
1,800,000	Palm Springs Community Redevelopment Agency Tax Allocation
	Refunding Merged Project No. 1, Series A, A-, NR
	5.500%, 9/1/2034	9/1/14 @ 100	1,866,510
4,000,000	Palm Springs Financing Authority Lease Revenue
	Convention Center Expansion Project, Series 2004 A, AAA, Aaa
	5.500%, 11/1/2035 (MBIA)	11/1/14 @ 102	4,387,760
915,000	Poway Community Facilities District Number 10-Area-E, NR, NR
	5.750%, 9/1/2032	9/1/08 @ 102	952,277
1,350,000	Poway Unified School District, Special Tax
	Community Facilities District Number 6-Area-A, NR, NR
	6.125%, 9/1/2033	9/1/10 @ 102	1,447,997
820,000	Snowline California Joint Union School District Community Facility
	Special Tax, No. 2002-1, Series A, NR, NR
	5.400%, 9/1/2034	9/1/06 @ 103	837,753
1,870,000	William S. Hart Joint School Financing Authority
	CFD’s No’s 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR
	5.625%, 9/1/2034	9/1/12 @ 100	1,934,739

			36,923,887

	Colorado — 1.9%
1,355,000	Denver Health & Hospital Authority Health Care Revenue
	Series 1998 A, A, NR
	5.375%, 12/1/2028 (ACA)	12/1/08 @ 101	1,386,761
	Denver Health & Hospital Authority Health Care Revenue
	Series 2004 A, BBB, Baa3
1,000,000	6.000%, 12/1/2031	12/1/11 @ 100	1,052,720
2,000,000	6.250%, 12/1/2033	12/1/14 @ 100	2,188,640

			4,628,121

	Delaware — 0.2%
500,000	Delaware Health Facilities Authority
	Beebe Medical Center Project, Series 2004 A, BBB+, Baa1
	5.500%, 6/1/2024	6/1/14 @ 100	526,490

	Florida — 2.3%
5,450,000	Saint Johns County Industrial Development Authority
	First Mortgage Revenue
	Presbyterian Retirement, Series A, NR, NR
	5.625%, 8/1/2034	8/1/14 @ 101	5,585,487

	Georgia — 3.9%
3,000,000	Chatham County Hospital Authority
	Memorial Health University Medical Center, Series 2004 A, A-, A3
	5.500%, 1/1/2034	1/1/14 @ 100	3,124,470
	Richmond County Development Authority
	ASU Jaguar Student Housing I LLC, Series 2004 A, NR, A3
2,865,000	5.250%, 2/1/2030	2/1/14 @ 100	2,923,790
3,350,000	5.250%, 2/1/2035	2/1/14 @ 100	3,416,531

			9,464,791

	Illinois — 0.8%
2,000,000	Metropolitan Pier and Exposition Authority
	McCormick Place Expansion Project, Series 2004 A, AA-, A1
	5.500%, 6/15/2027	6/15/06 @ 100	2,002,820

	Kansas — 1.1%
2,500,000	Burlington Pollution Control Revenue
	Kansas Gas and Electric Co. Project, Series 2004 A, AAA, Aaa
	5.300%, 6/1/2031 (MBIA)	6/1/14 @ 100	2,652,100

	Massachusetts — 1.8%
930,000	Massachusetts Development Finance Agency Revenue
	Hampshire College, Series 2004, BBB, Baa2
	5.625%, 10/1/2024	10/1/14 @ 100	984,368
	Massachusetts Development Finance Agency Revenue
	Evergreen Center, BBB-, NR
1,505,000	5.500%, 1/1/2020	1/1/15@ 100	1,544,807
1,820,000	5.500%, 1/1/2035	1/1/15@ 100	1,822,967

			4,352,142

	Minnesota — 2.8%
3,650,000	Duluth Economic Development Authority
	Benedictine Health System,
	Saint Mary’s Duluth Clinic Health System, Series 2004, A-, NR
	5.250%, 2/15/2028	2/15/14 @ 100	3,732,380
3,000,000	St. Paul Minnestota Housing & Redevelopment
	Authority Hospital Revenue Healtheast Project, BB+, Baa3
	6.000%, 11/15/2035	11/15/15 @ 100	3,215,130

			6,947,510

	Missouri — 6.7%
4,690,000	Cole County Industrial Development Authority
	Senior Living Facilities Revenue
	Lutheran Senior Services Heisinger Project, NR, NR
	5.500%, 2/1/2035	2/1/14 @ 100	4,847,772
6,000,000	Missouri Development Finance Board
	Branson Landing Project, Series 2004 A, BBB+, Baa1
	5.625%, 12/1/2028	6/1/14 @ 100	6,326,580
2,000,000	Missouri Development Finance Board
	Crackerneck Creek Project, Series 2006 C, A+, NR
	5.000%, 3/1/2028	3/1/16 @ 100	2,037,520
3,000,000	Missouri State Health & Educational Facilities Authority Revenue
	Senior Living Facilities Revenue
	Lutheran Senior, Series A, NR, NR
	5.375%, 2/1/2035	2/1/15 @ 100	3,067,500

			16,279,372

	New Jersey — 8.5%
6,400,000	Camden County Improvement Authority
	Cooper Health System, Series 2004 A, BBB, Baa3
	5.750%, 2/15/2034	8/15/14 @ 100	6,697,472
	New Jersey Economic Development Authority Revenue
	Cigarette Tax, BBB, Baa2
1,850,000	5.750%, 6/15/2029	6/15/14 @ 100	1,946,108
1,000,000	5.500%, 6/15/2031	6/15/14 @ 100	1,027,810
5,000,000	5.750%, 6/15/2034	6/15/14 @ 100	5,242,600
2,000,000	New Jersey Educational Facilities Authority
	Fairleigh Dickinson University, Series 2002 D, NR, NR
	6.000%, 7/1/2025	7/1/13 @ 100	2,173,360
1,450,000	New Jersey Educational Facilities Authority
	Stevens Institute of Technology, Series 2004 B, BBB+, Baa2
	5.375%, 7/1/2034	7/1/14 @ 100	1,505,636
2,000,000	New Jersey Health Care Facilities Financing Authority Revenue
	Saint Elizabeth Hospital Obligated Group, BBB-, Baa3
	6.000%, 7/1/2020	7/1/07 @ 102	2,074,480

			20,667,466

	New Mexico — 2.0%
5,000,000	Farmintgton New Mexico Pollution Control
	Revenue San Juan Project, Series B, BBB, Baa2
	4.875%, 4/1/2033	4/1/16 @ 100	4,981,400

	New York — 12.5%
6,750,000	New York City, Fiscal 2005 Series G, A+, A1
	5.000%, 12/1/2033	12/1/14 @ 100	6,921,383
5,000,000	New York City, Fiscal 2005 Series M, A+, A1
	5.000%, 4/1/2030	4/1/15 @ 100	5,137,900
500,000	New York City Industrial Development Agency, Civic Facility
	Revenue, 2006 The American National Red Cross Project, NR, Aaa
	5.000%, 2/1/2036 (AMBAC)	2/1/16 @ 100	519,255
5,000,000	New York City Municipal Water Finance Authority, Water & Sewer System
	Revenue, Fiscal 2006 Series B, AA+, Aa2
	5.000%, 6/15/2036	6/15/16 @ 100	5,181,750
1,995,000	Yonkers, New York, Series 2006 A, AAA, Aaa
	5.000%, 9/1/2023 (AMBAC)	9/1/16 @ 100	2,104,326
2,095,000	Yonkers, New York, Series 2006 A, AAA, Aaa
	5.000%, 9/1/2024 (AMBAC)	9/1/16 @ 100	2,206,224
2,150,000	Yonkers, New York, Series 2006 A, AAA, Aaa
	5.000%, 9/1/2025 (AMBAC)	9/1/16 @ 100	2,260,467
2,245,000	Yonkers, New York, Series 2006 A, AAA, Aaa
	5.000%, 9/1/2026 (AMBAC)	9/1/16 @ 100	2,356,509
3,750,000	Yonkers, New York, Series 2006 A, AAA, Aaa
	5.000%, 9/1/2031 (AMBAC)	9/1/16 @ 100	3,920,288

			30,608,102

	Ohio — 2.0%
4,560,000	Akron Bath Copley Joint Township Hospital District Revenue
	Hospital Facilities-Summa Health Systems, Series A, NR, Aa3
	5.500%, 11/15/2034 (RADIAN)	11/15/14 @ 100	4,853,482

	Pennsylvania — 1.6%
3,750,000	Pennsylvania Higher Educational Facilities Authority
	Widener University Series 2003, BBB+, NR
	5.375%, 7/15/2029	7/15/13 @ 100	3,916,163

	Rhode Island — 3.0%
	Rhode Island State Health & Educational Building Corp. Revenue
	Hospital Financing Lifespan Obligated Group, A-, A3
3,000,000	6.375%, 8/15/2021	8/15/12 @ 100	3,414,300
500,000	6.375%, 8/15/2021	8/15/12 @ 100	547,930
3,000,000	6.500%, 8/15/2032	8/15/12 @ 100	3,429,810

			7,392,040

	South Carolina — 2.7%
	Lexington County Health Services District, Inc., Hospital Revenue
	Lexington Medical Center, Series 2004, A, A2
1,430,000	5.500%, 5/1/2032	5/1/14 @ 100	1,487,600
5,000,000	5.500%, 5/1/2037	5/1/14 @ 100	5,208,200

			6,695,800

	Texas — 3.0%
6,780,000	Richardson Hospital Authority Hospital Refinance & Improvement
	Richardson Regional, BBB, Baa2
	6.000%, 12/1/2034	12/1/13 @ 100	7,244,633

	Wisconsin — 2.0%
3,350,000	Wisconsin State Health & Educational Facilities Authority Revenue
	Aurora Health Care, Series A, BBB+, NR
	5.600%, 2/15/2029	2/15/09 @ 101	3,428,993
	Wisconsin State Health & Educational Facilities Authority Revenue
	Blood Center Southeastern Project, BBB+, NR
500,000	5.500%, 6/1/2024	6/1/14 @ 100	524,070
750,000	5.750%, 6/1/2034	6/1/14 @ 100	798,030

			4,751,093

	Total Long-Term Municipal Bonds (Cost $184,372,514)		190,575,060

Number of Shares			Value
	Common Stocks — 57.1%
	Banking and Finance — 13.4%
20,000	Australia and New Zealand Banking Group Ltd. ADR (Australia)		$1,898,400
100,000	Bank of America Corp.		4,554,000
100,000	Citigroup, Inc.		4,723,000
42,500	HSBC Holdings PLC ADR (United Kingdom)		3,560,650
85,000	ING Groep NV ADR (Netherlands)		3,349,000
50,000	Merrill Lynch & Co., Inc.		3,938,000
150,000	New York Community Bancorp, Inc.		2,628,000
100,000	U.S. Bancorp		3,050,000
50,000	Wachovia Corp.		2,802,500
35,000	Wells Fargo & Co.		2,235,450

			32,739,000

	Beverages, Food and Tobacco — 2.5%
50,000	Altria Group, Inc.		3,543,000
35,000	Nestle SA ADR (Switzerland)		2,591,155

			6,134,155

	Building and Building Products — 0.7%
55,000	Masco Corp.		1,786,950

	Chemicals — 1.7%
65,000	PPG Industries, Inc.		4,117,750

	Computers — 1.6%
50,000	Hewlett-Packard Co.		1,645,000
90,000	Seagate Technology (a)		2,369,700

			4,014,700

	Conglomerates — 1.4%
100,000	General Electric Co.		3,478,000

	Entertainment — 0.9%
115,000	Regal Entertainment Group, Class A		2,163,150

	Forest Products & Paper — 1.5%
100,000	Plum Creek Timber Co., Inc.		3,693,000

	Household and Personal Care Products — 2.2%
47,500	Kimberly-Clark Corp.		2,745,500
106,500	Newell Rubbermaid, Inc.		2,682,735

			5,428,235

	Insurance — 2.0%
47,500	Allstate Corp. (The)		2,475,225
55,000	St. Paul Travelers Cos., Inc. (The)		2,298,450

			4,773,675

	Iron/Steel — 1.3%
37,500	Nucor Corp.		3,143,700

	Metals and Mining — 2.5%
35,000	Freeport-McMoran Copper-B		2,091,950
50,000	Phelps Dodge Corp.		4,026,500

			6,118,450

	Oil and Gas — 9.3%
65,000	BP PLC ADR (United Kingdom)		4,481,100
75,000	ChevronTexaco Corp.		4,347,750
35,000	ConocoPhillips		2,210,250
40,000	KeySpan Corp.		1,634,800
45,000	Marathon Oil Corp.		3,427,650
51,719	Royal Dutch Shell PLC, Class B ADR (United Kingdom)		3,369,493
25,000	Total SA ADR (France)		3,293,250

			22,764,293

	Pharmaceuticals —3.7%
60,000	Abbott Laboratories		2,548,200
75,000	Bristol-Myers Squibb Co.		1,845,750
50,000	GlaxoSmithKline PLC ADR (United Kingdom)		2,615,500
85,000	Pfizer, Inc.		2,118,200

			9,127,650

	Telecommunications — 6.6%
175,000	AT&T, Inc.		4,732,000
70,000	BCE, Inc.		1,684,200
56,300	BT Group PLC ADR (United Kingdom)		2,185,566
135,000	Nokia Corp. ADR (Finland)		2,797,200
50,000	Telefonaktiebolaget LM Ericsson ADR (Sweden)		1,886,000
80,000	Verizon Communications, Inc.		2,724,800

			16,009,766

	Transportation — 0.8%
25,000	United Parcel Service, Inc., Class B		1,984,500

	Utilities—Gas and Electric — 3.7%
30,000	Dominion Resources, Inc.		2,070,900
55,000	DTE Energy Co.		2,204,950
50,000	FirstEnergy Corp.		2,445,000
50,000	Progress Energy, Inc.		2,199,000

			8,919,850

	Waste Management — 1.3%
90,000	Waste Management, Inc.		3,177,000

	Total Common Stocks
	(Cost $124,613,542)		139,573,824

Principal Amount		Optional Call Provisions	Value
	Corporate Bonds — 8.9%
	Aerospace/Defense — 0.4%
$1,000,000	DRS Technologies, Inc., B, B3
	6.875%, 11/1/2013	11/1/08 @ 103.44	$1,000,000

	Automotive — 0.4%
1,000,000	Navistar International, BB-, Ba3
	7.500%, 6/15/2011	6/15/08 @ 103.75	995,604

	Banking and Finance — 1.5%
500,000	AmeriCredit Corp., B+, B1
	9.250%, 5/1/2009	5/9/06 @ 104.63	523,125
1,250,000	E*Trade Financial Corp., B+, B1
	8.000%, 6/15/2011	6/15/08 @ 104	1,298,437
1,000,000	General Motors Acceptance Corp., BB, Ba1
	6.875%, 9/15/2011	N/A	932,079
1,000,000	Presidential Life Corp., B-, B2
	7.875%, 2/15/2009	N/A	1,000,000

			3,753,641

	Building and Building Products — 0.6%
1,000,000	K Hovnanian Enterprises, BB, Ba1
	6.500%, 1/15/2014	N/A	937,698
500,000	Technical Olympic USA, Inc. B+, Ba3
	9.00%, 7/1/2010	7/1/06 @ 104.5	512,500

			1,450,198

	Electronic Equipment and Components — 0.5%
345,000	Advanced Micro Devices, Inc., B-, B3
	7.750%, 11/1/2012	11/1/08 @ 103.88	360,956
700,000	IMAX, Corp. (Canada), B-, B3
	9.625%, 12/1/2010	12/1/07 @ 104.81	742,000

			1,102,956

	Forest Products & Paper — 0.6%
400,000	Boise Cascade LLC, B+, B2
	7.125%, 10/15/2014	10/15/09 @ 103.56	385,000
1,100,000	Stone Container Finance (Canada), CCC+, B2
	7.375%, 7/15/2014	7/15/09 @ 103.69	1,023,000

			1,408,000

	Health and Medical Facilities — 0.4%
1,100,000	Community Health Systems, Inc., B, B3
	6.500%, 12/15/2012	12/15/08 @ 103.25	1,065,625

	Healthcare Services — 0.3%
640,000	Davita, Inc., B, B3
	7.250%, 3/15/2015	3/15/10 @ 103.63	643,200

	Home Furnishings — 0.4%
1,000,000	Sealy Mattress Co., B-, B3
	8.250%, 6/15/2014	6/15/09 @ 104.13	1,045,000

	Insurance — 0.4%
1,000,000	Markel Capital Trust I, BB, Ba1
	8.710%, 1/1/2046	1/1/07 @ 104.36	1,044,238

	Iron/Steel — 0.5%
1,125,000	AK Steel Corp., B+, B1
	7.875%, 2/15/2009	2/10/06 @ 102.65	1,130,625

	Office Equipment & Supplies — 0.4%
1,000,000	Xerox Capital Trust I, B-, Ba3
	8.000%, 2/1/2027	2/1/07 @ 102.45	1,035,000

	Oil and Gas — 1.0%
500,000	Chesapeake Energy Corp., BB, Ba2
	6.500%, 8/15/2017	N/A	493,750
1,000,000	Giant Industries, Inc., B-, B3
	8.000%, 5/15/2014	5/15/09 @ 104	1,032,500
1,000,000	Stone Energy Corp., B-,B3
	6.750%, 12/15/2014	12/15/09 @ 103.38	935,000

			2,461,250

	Retail — 0.3%
700,000	Dillard’s, Inc., BB, B2
	7.130%, 8/1/2018	N/A	668,500

	Retail—Apparel and Shoes — 0.4%
1,000,000	Phillips-Van Heusen Corp., BB, B1
	7.250%, 2/15/2011	2/15/08 @ 103.62	1,020,000

	Telecommunications — 0.2%
500,000	American Cellular Corp., B-, B3
	10.000%, 8/1/2011	8/1/07 @ 105	542,500

	Transportation — 0.4%
850,000	Overseas Shipholding Group, Inc., BB+, Ba1
	8.750%, 12/1/2013	N/A	930,750

	Utilities—Gas and Electric — 0.2%
500,000	Reliant Energy, Inc., B+, B1
	9.500%, 7/15/2013	7/15/08 @ 104.75	500,625

	Total Corporate Bonds
	(Cost $21,878,756)		21,797,712

Number of Shares			Value
	Preferred Stocks — 5.3%
	Diversified Financial — 1.1%
60,000	ABN AMRO Cap Trust VII, 6.08%, A, A		$1,437,000
50,000	Merrill Lynch, Series 3, 6.375%, A-, A2		1,273,000

			2,710,000

	Insurance — 0.6%
50,000	Aegon NV, 6.500%, A-, A3		1,252,500
12,500	Metlife, Inc. Series B, 6.500%, BBB, Baa1		319,750

			1,572,250

	Real Estate Investment Trusts — 3.4%
20,000	Apartment Investment & Management, Co., Series U, 7.750%, B+, Ba3		499,200
20,000	Brandywine Realty Trust, Series C, 7.500%, NR, NR		504,800
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR		510,200
25,000	CBL & Associates Properties, Series D, 7.375%, NR, NR		635,000
11,000	Capital Automotive REIT, Series A, 7.500%, B+, B1		244,063
20,000	CarrAmerica Realty Corp., Series E, 7.500%, BBB-, Baa3		503,600
20,000	Developers Diversified Realty, 8.600%, BBB-, Ba1		510,000
25,000	First Industrial Realty Trust, Series J, 7.250%, BBB-, Baa3		648,750
5,461	Glenborough Realty Trust, Inc., Series A, 7.750%, NR, Ba3		137,207
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Ba1		506,250
10,000	iStar Financial, Inc., Series I, 7.500%, BB, Ba2		497,000
29,400	Mills Corp. (The), Series G, 7.875%, NR, NR		626,220
5,000	PS Business Parks, Inc., Series H, 7.000%, BBB-, Ba1		123,500
20,000	Realty Income Corp., Series D, 7.375%, BBB-, Baa3		515,200
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3		470,825
25,000	Taubman Centers, Inc., Series G, 8.000%, B+, B1		640,500
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3		628,750

			8,201,065

	Pipelines — 0.2%
15,000	Dominion Consolidated Natural Gas Capital Trust I, 7.800%, BB+, Baa1		381,900

	Total Preferred Stocks (Cost $12,844,013)		12,865,215

	Investment Companies — 0.1%
5,000	AEW Real Estate Income Fund		98,600
7,000	DWS RREEF Real Estate Fund II		120,540
5,000	Neuberger Berman Real Estate Income Fund, Inc.		126,500

	Total Investment Companies		345,640

	(Cost $266,359)
	Total Long-Term Investments—149.4% (Cost $343,975,184)		365,157,451

Principal Amount			Value
	Short-Term Investments - 0.5%
$1,000,000	New York
	Adjustable Sub-Series H-1, AA-/A-1+, Aaa/VMIG1 (b)
	3.090%, 8/01/2022		$1,000,000
300,000	New York
	Adjustable Sub-Series H-3, AAA/A-1+, Aaa/VMIG1 (b)
	3.080%, 8/01/2022 (FSA)		300,000

	Total Short-Term Investments		1,300,000

	(Cost $1,300,000)
	Total Investments—149.9%
	(Cost $345,275,184)		366,457,451
	Liabilities less Other Assets -0.8%		(2,015,978)
	Preferred Shares, at Liquidation Value - (-49.1% of Net Assets
	Applicable to Common Shares or -32.7% of Total Investments)		(120,000,000)

	Net Assets Applicable to Common Shareholders—100.0%		$244,441,473

ACA	ACA Financial Guaranty Corporation.
ADR	American Depositary Receipt.
AMBAC	American Municipal Bond Assurance Corporation.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
MBIA	MBIA Insurance Corporation.
PLC	Public Limited Company.
RADIAN	Radian Asset Assurance, Inc.

(a)	Non-income producing security.

(b)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short term security. The rate shown is as of March 31, 2006.

Ratings shown are per Standard & Poor’s and Moody’s and are unaudited. Securities classified as NR are not rated.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

Country Allocation*
United States	90.8%
United Kingdom	4.4%
Netherlands	0.9%
France	0.9%
Finland	0.8%
Switzerland	0.7%
Australia	0.5%
Sweden	0.5%
Canada	0.5%

* Based on Total Investments. Subject to change daily.

The Fund entered into interest rate swap agreements during the period ended March 31, 2006. Details of the swap agreements outstanding as of March 31, 2006 were as follows:

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate*	Unrealized Appreciation
JP Morgan Chase & Co.	6/16/16	$15,000	3.909%	BMA	$85,184
Morgan Stanley	6/16/16	15,000	3.905%	BMA	125,952

					$211,136

*	BMA - Bond Market Association Municipal Swap Index.

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

See previously submitted notes to financial statements for the period ended December 31, 2005.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	May 24, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer
Date:	May 24, 2006